Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Certain information concerning our segments for the three and six months ended June 30, 2019, and 2018 are presented in the following tables (in thousands). Consolidated subsidiaries are reflected as of their respective acquisition dates or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Three Months Ended June 30, 2019						Three Months Ended June 30, 2018
	REIT Advisory	Premier	JSAV	OpenKey	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	Premier	JSAV	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$21,220	$—	$—	$—	$—	$21,220	$24,570	$—	$—	$—	$—	$24,570
Audio visual	—	—	30,127	—	—	30,127	—	—	23,376	—	—	23,376
Project Management	—	7,700	—	—	—	7,700	—	—	—	—	—	—
Other	1,421	—	—	194	2,804	4,419	628	—	—	153	6,084	6,865
Total revenue	22,641	7,700	30,127	194	2,804	63,466	25,198	—	23,376	153	6,084	54,811
EXPENSES
Depreciation and amortization	1,570	2,738	503	7	116	4,934	369	—	489	7	328	1,193
Other operating expenses (1)	9,731	4,318	30,296	768	12,476	57,589	12,814	—	20,708	903	8,323	42,748
Total expenses	11,301	7,056	30,799	775	12,592	62,523	13,183	—	21,197	910	8,651	43,941
OPERATING INCOME (LOSS)	11,340	644	(672)	(581)	(9,788)	943	12,015	—	2,179	(757)	(2,567)	10,870
Equity in earnings (loss) of unconsolidated entities	—	—	—	—	(298)	(298)	—	—	—	—	—	—
Interest expense	—	—	(356)	—	(89)	(445)	—	—	(144)	—	(17)	(161)
Amortization of loan costs	—	—	(14)	(6)	(50)	(70)	—	—	(12)	(7)	(5)	(24)
Interest income	—	—	—	—	9	9	—	—	—	—	73	73
Other income (expense)	—	—	(50)	6	2	(42)	27	—	(256)	—	8	(221)
INCOME (LOSS) BEFORE INCOME TAXES	11,340	644	(1,092)	(581)	(10,214)	97	12,042	—	1,767	(764)	(2,508)	10,537
Income tax (expense) benefit	(2,550)	(342)	319	—	2,147	(426)	(1,848)	—	(502)	—	745	(1,605)
NET INCOME (LOSS)	$8,790	$302	$(773)	$(581)	$(8,067)	$(329)	$10,194	$—	$1,265	$(764)	$(1,763)	$8,932
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual, costs of revenues for project management and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

	Six Months Ended June 30, 2019						Six Months Ended June 30, 2018
	REIT Advisory	Premier	JSAV	OpenKey	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	Premier	JSAV	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$40,407	$—	$—	$—	$—	$40,407	$47,102	$—	$—	$—	$—	$47,102
Audio visual	—	—	61,102	—	—	61,102	—	—	46,686	—	—	46,686
Project management	—	15,490	—	—	—	15,490	—	—	—	—	—	—
Other	2,850	—	—	451	6,486	9,787	1,117	—	—	472	7,602	9,191
Total revenue	43,257	15,490	61,102	451	6,486	126,786	48,219	—	46,686	472	7,602	102,979
EXPENSES
Depreciation and amortization	2,753	5,476	958	14	260	9,461	759	—	943	13	518	2,233
Impairment	—	—	—	—	—	—	1,863	—	—	—	56	1,919
Other operating expenses (1)	17,998	8,368	58,304	1,718	27,452	113,840	24,055	—	40,511	2,074	26,353	92,993
Total operating expenses	20,751	13,844	59,262	1,732	27,712	123,301	26,677	—	41,454	2,087	26,927	97,145
OPERATING INCOME (LOSS)	22,506	1,646	1,840	(1,281)	(21,226)	3,485	21,542	—	5,232	(1,615)	(19,325)	5,834
Equity in earnings (loss) of unconsolidated entities	—	—	—	—	(573)	(573)	—	—	—	—	—	—
Interest expense	—	—	(570)	—	(172)	(742)	—	—	(283)	—	(21)	(304)
Amortization of loan costs	—	—	(27)	(12)	(100)	(139)	—	—	(24)	(13)	(10)	(47)
Interest income	—	—	—	—	29	29	—	—	—	—	185	185
Other income (expense)	—	—	(156)	11	50	(95)	46	—	(314)	(1)	9	(260)
INCOME (LOSS) BEFORE INCOME TAXES	22,506	1,646	1,087	(1,282)	(21,992)	1,965	21,588	—	4,611	(1,629)	(19,162)	5,408
Income tax (expense) benefit	(5,039)	(768)	(568)	—	4,649	(1,726)	(3,964)	—	(1,248)	—	2,901	(2,311)
NET INCOME (LOSS)	$17,467	$878	$519	$(1,282)	$(17,343)	$239	$17,624	$—	$3,363	$(1,629)	$(16,261)	$3,097
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual, costs of revenues for project management and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

Certain information concerning our segments for the years ended December 31, 2018, 2017 and 2016 are presented in the following tables (in thousands). Consolidated subsidiaries are reflected as of their respective acquisition dates or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Year Ended December 31, 2018
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$89,476	$—	$—	$—	$—	$89,476
Audio visual	—	—	81,186	—	—	81,186
Project management	—	10,634	—	—	—	10,634
Other	8,467	—	—	999	4,758	14,224
Total revenue	97,943	10,634	81,186	999	4,758	195,520
EXPENSES
Depreciation and amortization	2,129	4,358	2,221	27	607	9,342
Impairment	1,863	—	—	—	56	1,919
Other operating expenses (1)	41,563	5,260	79,193	4,510	54,572	185,098
Total operating expenses	45,555	9,618	81,414	4,537	55,235	196,359
OPERATING INCOME (LOSS)	52,388	1,016	(228)	(3,538)	(50,477)	(839)
Interest expense	—	—	(745)	—	(214)	(959)
Amortization of loan costs	—	—	(47)	(25)	(169)	(241)
Interest income	—	—	—	—	329	329
Other income (expense)	—	—	(883)	2	47	(834)
INCOME (LOSS) BEFORE INCOME TAXES	52,388	1,016	(1,903)	(3,561)	(50,484)	(2,544)
Income tax (expense) benefit	(12,566)	(239)	76	—	23,093	10,364
NET INCOME (LOSS)	$39,822	$777	$(1,827)	$(3,561)	$(27,391)	$7,820
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual, costs of revenues for project management and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

	Year Ended December 31, 2017
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$65,982	$—	$—	$—	$—	$65,982
Audio visual	—	—	9,186	—	—	9,186
Project management	—	—	—	—	—	—
Other	4,006	—	—	327	2,072	6,405
Total revenue	69,988	—	9,186	327	2,072	81,573
EXPENSES
Depreciation and amortization	1,373	—	319	25	810	2,527
Impairment	1,041	—	—	—	31	1,072
Other operating expenses (1)	19,099	—	9,655	3,478	56,264	88,496
Total operating expenses	21,513	—	9,974	3,503	57,105	92,095
OPERATING INCOME (LOSS)	48,475	—	(788)	(3,176)	(55,033)	(10,522)
Interest expense	—	—	(68)	—	(15)	(83)
Amortization of loan costs	—	—	(6)	(19)	(14)	(39)
Interest income	—	—	—	—	244	244
Other income (expense)	—	—	(47)	(12)	(12)	(71)
INCOME (LOSS) BEFORE INCOME TAXES	48,475	—	(909)	(3,207)	(54,830)	(10,471)
Income tax (expense) benefit	(18,324)	—	252	—	8,349	(9,723)
NET INCOME (LOSS)	$30,151	$—	$(657)	$(3,207)	$(46,481)	$(20,194)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

	Year ended December 31, 2016
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$67,228	$—	$—	$—	$—	$67,228
Audio visual	—	—	—	—	—	—
Project management	—	—	—	—	—	—
Other	335	—	—	44	—	379
Total revenue	67,563	—	—	44	—	67,607
EXPENSES
Depreciation and amortization	298	—	—	24	852	1,174
Impairment	—	—	—	—	—	—
Other operating expenses (1)	21,102	—	—	2,904	44,884	68,890
Total operating expenses	21,400	—	—	2,928	45,736	70,064
OPERATING INCOME (LOSS)	46,163	—	—	(2,884)	(45,736)	(2,457)
Interest expense	—	—	—	—	—	—
Amortization of loan costs	—	—	—	—	—	—
Interest income	—	—	—	—	73	73
Other income (expense) (2)	—	—	—	(30)	(9,209)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	46,163	—	—	(2,914)	(54,872)	(11,623)
Income tax (expense) benefit	(16,684)	—	—	—	15,904	(780)
NET INCOME (LOSS)	$29,479	$—	$—	$(2,914)	$(38,968)	$(12,403)
________

(1)
Other operating expenses includes salaries and benefits, in addition to general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

(2)
Other income (expense) primarily includes the realized gain (loss) on investment in unconsolidated entity, the unrealized gain (loss) on investment in unconsolidated entity, dividend income, the realized gain (loss) on investments and the unrealized gain (loss) on investments.